Risk Management Overview - Disclosure of Monetary Assets and Liabilities Denominated In Foreign Currencies (Details)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 SGD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 GBP (£)	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 SGD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	$ 3,589,244					$ 9,352,538
AP and Accrued Liabilities	$ 120,894					$ 705,605
Foreign Exchange Risk | RMB
Disclosure of risk management strategy related to hedge accounting [line items]
Cash | ¥		¥ 121,887					¥ 16,667
AP and Accrued Liabilities | ¥		¥ (29,162)					¥ (209,270)
Foreign Exchange Risk | GBP
Disclosure of risk management strategy related to hedge accounting [line items]
Cash | £			£ 803,774					£ 2,421,553
AP and Accrued Liabilities | £			£ (80,459)					£ (46,506)
Foreign Exchange Risk | EUR
Disclosure of risk management strategy related to hedge accounting [line items]
Cash | €				€ 115,930					€ 817
Foreign Exchange Risk | SGD
Disclosure of risk management strategy related to hedge accounting [line items]
Cash					$ 10,474					$ 63,141
AP and Accrued Liabilities					$ (2,000)					$ (8,361)